CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	4 Months Ended	11 Months Ended
	Dec. 31, 2020	Dec. 02, 2021
General and administrative expenses	$ 2,286	$ 22,747,817
Loss from operations	(2,286)	(22,747,817)
Other income (expense):
Interest income		24
Interest earned on marketable securities held in Trust Account		17,136
Change in fair value of warrant liabilities		(2,074,467)
Other income		2,057,307
Net loss	(2,286)	(24,805,124)
Class A Common Stock
Other income (expense):
Net loss		$ (24,805,124)
Weighted average shares outstanding basic (in shares)		29,692,013
Weighted average shares outstanding diluted (in shares)		29,692,013
Net loss per share basic (in dollars per share)		$ (0.84)
Net loss per share diluted (in dollars per share)		$ (0.84)
Class B Common Stock
Other income (expense):
Net loss	$ (2,286)
Weighted average shares outstanding basic (in shares)	6,875,000
Weighted average shares outstanding diluted (in shares)	6,875,000
Net loss per share basic (in dollars per share)	$ 0.00
Net loss per share diluted (in dollars per share)	$ 0.00